Short-term Investments	12 Months Ended
Dec. 31, 2022
Short-term Investments
Short-term Investments

4.Short-term Investments

Short-term investments classification as of December 31, 2021 and 2022 were shown as below:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	86,203,296	113,872,353	16,509,939
Trading securities	313,322	6,917	1,003
Investments in convertible bonds	—	1,233,284	178,809
	86,516,618	115,112,554	16,689,751

The gross unrecognized holding gains or loss on the held-to-maturity debt securities was nil as of December 31, 2021 and 2022.

The cost of trading securities was RMB300,000 and RMB6,828 (US$990), with net unrealized gain of RMB13,322 and RMB89 (US$13) as of December 31, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, interest income related to time deposits and held-to-maturity debt securities was RMB1,175,842, RMB1,093,654 and RMB2,442,413 (US$354,117), respectively.

The Group invested in convertible bonds issued by a third party in 2020, which is accounted for under the fair value option and reclassified from other non-current assets (Note 9) to short-term investments during the year ended December 31,2022. As of December 31, 2021 and 2022, the fair value was RMB1,290,901 and RMB1,233,284 (US$178,809), respectively. Unrealized gains recorded on these convertible bonds in the consolidated statements of comprehensive income/(loss) was RMB88,928 for the year ended December 31, 2020, while unrealized loss of RMB67,065 and RMB221,640 (US$32,135) were recorded for the year ended December 31, 2021 and 2022, respectively.